INCOME TAXES (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry-forwards	$ 14,083	$ 9,276
Capital losses carry-forwards	52	48
Research and development expenses	5,856	3,738
Tax credit carryforwards	148	115
Other	740	304
Deferred tax assets before valuation allowance	20,879	13,481
Valuation allowance	(20,678)	(13,366)
Deferred tax asset	201	115
Deferred tax liabilities:
Fixed assets	126	56
Deferred tax liabilities	$ 126	$ 56